Employee Option Plans	12 Months Ended
Dec. 31, 2018
Employee Option Plans [Abstract]
EMPLOYEE OPTION PLANS

Note 17:- Employee Option Plans

a)	Formula and its subsidiaries grant, from time to time, options to their officers and employees to purchase shares in the respective companies. In general, the options expire ten years after grant. The following table sets forth the breakdown of share-based compensation expense resulting from stock options grants, as included in the consolidated statements of profit or loss:

	Year ended December 31,
	2018	2017	2016

Cost of revenues	$2	$7	$15
Research and development expenses	4	8	17
Selling and marketing expenses	4	-	71
General and administrative expenses	3,971	4,019	4,291
Total share-based compensation expense	$3,981	$4,034	$4,394

b)	Formula:

(i)	In March 2011, Formula's shareholders approved the adoption of Formula's 2011 Employee and Officer Share Incentive Plan (the "2011 plan"). Pursuant to the 2011 plan, Formula may grant from time to time to Formula's and its investees' employees and officers (which are not Formula's controlling shareholders) ordinary shares, restricted shares or options to purchase up to 545,000 ordinary shares of Formula. The 2011 plan is administered by Formula's board of directors. The 2011 plan provides that share based compensation may be granted, from time to time, to such grantees to be determined by the board, at an exercise price and under such terms to be determined at its sole and absolute discretion. Share based compensation may be granted under the 2011 plan through March 2021. In 2012, Formula's shareholders approved the increase of the amount of ordinary shares reserved for issuance under the 2011 plan by 1,200,000 options.

(ii)	In March 2011, concurrently with the amendment and extension of Formula's chief executive officer's service agreement, Formula approved a grant of options to its chief executive officer, exercisable for an additional 543,840 ordinary shares. The options vested in equal quarterly installments, over a four-year period that commenced on December 31, 2011 and concluded on December 31, 2015. The exercise price of the options was NIS 0.01 per share. In May 2011, the chief executive officer exercised all of these options for redeemable restricted shares, for which the Company's redemption right was to lapse in accordance with the remaining vesting schedule for the unvested options from which they arose. Total fair value of the grant was calculated based on the Formula share price on the grant date and totaled $9,055 ($16.65 per share).

In December 2011, at which time Formula was negotiating an amendment and an extension of its chief executive officer's service agreement, it redeemed all of the above-described 543,840 shares for no consideration.

In March 2012, concurrently with the amendment and extension of its chief executive officer's service agreement, the board of directors of Formula awarded him with a new share option incentive plan, following the redemption of the 543,840 redeemable ordinary shares, which were granted to him in March 2011 and which were not yet vested in their redemption date. Under the 2011 plan, the chief executive officer of Formula was granted options exercisable for 1,122,782 ordinary shares of Formula (the "new grant"), as long as he continues to serve as (i) a director of Formula and/or (ii) a director of each of the directly held subsidiaries of Formula; provided that if he fails to meet the foregoing requirement (A) due to the request of the board of directors of either Formula or any of its directly held subsidiaries (other than a request which is based on actions or omissions by the chief executive officer that would constitute "cause" under his service agreement with Formula), (B) because the chief executive officer is prohibited under the governing law or charter documents of the relevant company or the stock exchange rules and regulations applicable to such company from being a director of such company (other than due to his actions or omissions) or (C) notwithstanding the chief executive officer's willingness to be so appointed (but provided that neither (A) nor (B) applies); then, in each of (A), (B) and (C), the chief executive officer will be deemed to have complied with clauses (i) or (ii) above. The options vest, i.e., Formula's redemption right with respect to the options and the underlying ordinary shares issuable upon exercise lapses, in equal quarterly installments over an eight-year period that commenced in March 2012 and concludes on December 31, 2019. Notwithstanding the foregoing, if a change of control of the Company occurs, then all unvested options and/or restricted shares will immediately become vested. The exercise price of the options is NIS 0.01 per share. The new grant is accounted for as a modification to the March 2011 grant to the chief executive officer. Total fair value of the grant was calculated based on the share price on the grant date and totaled $18,347 ($16.34 per share). In accordance with the terms of the options grant, the shares issuable upon exercise of the options will be deposited with a trustee and Formula's chief executive officer will not be permitted to vote or dispose of them until the shares are released from the trust. In June 2013 all options were exercised into shares however they have been deposited with a trustee and Formula's chief executive officer was not permitted to vote or dispose of them until the shares are released from the trust. All shares participate in dividends and have the right to vote, however for so long as the shares are held by the trustee (even if they have vested) the voting rights may only be exercised by the trustee. In accordance with the guidelines of Formula incentive plan, as long as the shares underlying any grant under the plan are being held by the trustee they will be voted by the trustee in the same proportion as the results of the shareholder meeting. Only those shares for which the vesting period has expired may be collected from the trustee.

On August 3, 2017 and on August 22, 2017 Asseco sold 2,356,605 and 589,151, respectively, of Formula's ordinary shares, in the aggregate representing 20% of Formula outstanding share capital to eleven (11) Israeli financial institutions and to the Company's chief executive officer, respectively, in privately negotiated sales transactions. The sales resulted in Asseco's share interest in Formula decreasing from 46.3% to 26.3% and to its loss of control of the Company. In accordance with Mr. Bernstein's share based award plan, such loss of control in the Company resulted in the immediate acceleration of all of his unvested shares, which amounted to 350,869 shares as of such date.

(iii)

In November 2014, Formula's board of directors awarded its chief financial officer with 10,000 restricted shares under the 2011 plan (the "restricted shares"). These restricted shares vest on a quarterly basis over a four-year period, commencing on November 13, 2014 and concluding on November 13, 2018, provided that during such time the chief financial officer will continue to serve as (i) an officer of the Company and/or (ii) an officer in one of the directly held affiliates, except that if he fail to meet the service condition due to the request of the board of directors of either Formula or any of its directly held affiliates (other than a termination of his provision of services which is based on actions or omissions by him that will constitute "cause" under his grant agreement with Formula); then, the chief financial officer will be deemed to have complied with clauses (i) or (ii) above. Notwithstanding the foregoing, if a change of control of the Company occurs, then all unvested restricted shares will immediately become vested. Total fair value of the grant was calculated based on the Formula share price on the grant date and equaled $239 ($23.9 per share).

In accordance with the Company's chief financial officer's share based award plan, Asseco's loss of control in the Company resulted in the immediate acceleration of all of his unvested shares under the grant of November 2014, which amounted to 3,125 shares.

In August 2017, Formula's board of directors awarded its chief financial officer additional 10,000 restricted shares under the 2011 plan (the "new restricted shares"). These new restricted shares vest on a quarterly basis over a three-year period, commencing on August 17, 2017 and concluding on August 17, 2020, provided that during such time the chief financial officer will continue to serve as (i) an officer of the Company and/or (ii) an officer in one of the directly held affiliates, except that if he fails to meet the service condition due to the request of the board of directors of either Formula or any of its directly held affiliates (other than a termination of his provision of services which is based on actions or omissions by him that will constitute "cause" under his grant agreement with Formula), then, the chief financial officer will be deemed to have complied with clauses (i) or (ii) above. Notwithstanding the foregoing, if a change of control of the Company occurs, then all unvested new restricted shares will immediately become vested. Total fair value of the grant was calculated based on the Formula share price on the grant date and equaled to $371 ($37.1 per share).

The total compensation expense that the Company recorded in its statement of profit or loss for the year ended December 31, 2018 in respect of its chief financial officer (constituting his equity compensation for all of 2018) was $209.

As of December 31, 2018, all 10,000 new restricted shares granted in August 2017 were deposited with the trustee. These shares included 3,333 ordinary shares constituting the then currently vested portion of the 10,000 new restricted shares that Formula granted to its chief financial officer.

(iv)	In November 2018, Formula's board of directors awarded its chief operational officer 10,000 restricted shares under the 2011 plan (the "restricted shares"). These restricted shares vest on an annual basis over a four-year period, commencing on November 19, 2018 and concluding on November 19, 2022, provided that during such time the chief operational officer will continue to serve as (i) an officer of the Company and/or (ii) an officer in one of the directly held affiliates. Total fair value of the grant was calculated based on the Formula share price on the grant date and equaled $382 ($38.2 per share).

The total compensation expense that the Company recorded in its statement of profit or loss for the year ended December 31, 2018 in respect of its chief operational officer (constituting her equity compensation for all of 2018) was $23.

As of December 31, 2018, all 10,000 new restricted shares granted in November 2018 were deposited with the trustee. None of these shares were then currently vested.

c)	Matrix:

In October, 2015 Matrix approved an agreement with Revava Management Company Ltd. through which Mr. Moti Gutman provides services to Matrix as a chief executive officer, and persunat to which among other things, Matrix granted Mr. Gutman 225,000 restricted share units (RSU) exercisable into 225,000 ordinary shares of Matrix without an exercise price. The RSU vested in three equal shares portions of 75,000 RSU units, each at December 31 of each year under the agreement, but not before the publication of Matrix's financial statements for the past year, and subject to certain conditions. In 2018, 75,000 restricted share units (RSU) were vested and exercised. As of December 31, 2018, Mr. Gutman does not hold any restricted share units (RSU) from this grant.

In December, 2017 Matrix extended its agreement with Revava Management Company Ltd. for additional five years' term starting on January 1, 2018. As part of the new agreement Matrix awarded Mr. Gutman additional 256,890 (RSUs), which vest on an annual basis over a five-year period, commencing on January 1, 2018 and concludes on December 31, 2022, but not before the publication of Matrix's financial statements for each respective year, and subject to certain conditions.

In April 2015, the board of directors of Matrix approved, following the approval by Matrix's compensation committee, the grant of 1,850,000 options which are exercisable into up to 1,850,000 ordinary shares of Matrix of NIS 1 par value each to 19 senior officers of Matrix or of corporations controlled by it. The exercise price of the options was NIS 19.485 at the date of their grant, subject to adjustments, including upon the distribution of dividends. Half of the options vested on April 1, 2017, a quarter of the options vested on January 1, 2018, and the rest vested on January 1, 2019. When the actual exercise will take place, shares will be allotted, according to a net exercise mechanism. Matrix will not get paid in cash.

In June, 2015, the general shareholder meeting of Matrix approved, after obtaining the approval of Matrix's compensation committee and the Matrix board the grant 300,000 options exercisable for 300,000 ordinary shares of Matrix of NIS 1 par value, without compensation, to the President and Vice Chairman of the Matrix board. The exercise price of the options was NIS 21.39 at the date of their grant, subject to adjustments, including upon the distribution of dividends. Half of the options vested on June 4, 2017, and the equal parts of the remaining options vested on January 1, 2018 and January 1, 2019. The fair value of the options was estimated on the date of grant using the Binomial model based on the terms which are: risk-free interest rate is 0.08% -1.31%, early exercise factor is 30% and expected volatility is 19% -22%. The contractual life of the options is 5 years from the date of grant.

The following table is a summary of employee option activity in Matrix, as of December 31, 2018 and during the year ended December 31, 2018:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at January 1, 2018	1,100,000	4.33	2.19	9,152
Exercised	587,500	4.06	-	4,578
Granted	256,890	-	5	3,247
Outstanding at December 31, 2018	769,390	2.61	2.19	6,823
Exercisable at December 31, 2018	51,378	-	-	567

The aggregate intrinsic value in the table above represents the total intrinsic value that would have been received by the option holders had all option holders exercised their options on the respective dates. This value would change based on the change in the market value of Matrix' ordinary shares and the change in the exchange rate between the New Israeli Shekel and dollar. As of December 31, 2018, there was $1,930 of total unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Matrix equity incentive plan.

d)	Sapiens:

The following table is a summary of employee option activity in Sapiens as of December 31, 2018 and during the year ended December 31, 2018:

	Year ended December 31, 2018
	Amount of options	Weighted average exercise price	Weighted average remaining contractual life (in years)	Aggregate intrinsic value
Outstanding at January 1, 2018	2,107,413	9.67	4.25	4,084
Granted	317,000	10.20
Exercised	(223,570)	4.40
Expired and forfeited	(145,661)	10.79

Outstanding at December 31, 2018	2,055,182	9.86	3.80	2,594

Exercisable at December 31, 2018	829,133	8.31	2.47	2,134

In 2016, 2017 and 2018, Sapiens granted 310,000, 920,910 and 317,000 stock options to its employees and directors to purchase its shares, respectively. The weighted average grant date fair values of the options granted during the years ended December 31, 2016, 2017 and 2018 were $4.30, $4.17 and $3.43, respectively. The total intrinsic value of options exercised during the years ended December 31, 2016, 2017 and 2018, was $2,304, $5,739 and $1,641, respectively.

The options outstanding under Sapiens' stock option plans as of December 31, 2018 have been separated into ranges of exercise price as follows:

					Weighted
	Options	Weighted		Options	Average
	outstanding	Average	Weighted	Exercisable	Exercise
	as of	remaining	average	as of	price of
Ranges of	December 31,	contractual	exercise	December 31,	Options
exercise price	2018	Term	price	2018	Exercisable
$		(Years)	$		$

0.88-1.48	25,703	1.18	1.08	25,703	1.08
4.12-5.67	103,000	0.83	5.62	103,000	5.62
6.32-6.91	45,750	1.47	6.67	38,250	6.74
7.82	300,000	2.34	7.82	300,000	7.82
8.67-9.18	95,000	3.48	9.10	40,000	9.18
9.33-9.8	413,229	4.33	9.53	157,180	9.44
10.18-10.81	217,500	3.45	10.46	112,500	10.40
11.43-12.53	810,000	4.78	11.54	33,750	12.27
12.62-13.5	45,000	3.78	12.91	18,750	12.80

	2,055,182	3.80	9.86	829,133	8.31

The total equity-based compensation expense related to all of Sapiens' equity-based awards, recognized for the years ended December 31, 2016, 2017 and 2018, after being adjusted to comply with IFRS, was $1,981, $2,201 and $2,009, respectively. As of December 31, 2018, there was $3,761 of total unrecognized compensation cost related to non-vested options, which is expected to be recognized over a period of up to four years.

During 2017, 29,500 of the 88,500 restricted shares of Sapiens Decision, the Company's majority-owned subsidiary which were granted to one of the former shareholders of KPI in 2014, vested, thereby reducing the Company's percentage ownership of Sapiens Decision from 94.25% to 92.89%. During 2017, Sapiens Decision granted 122,730 options to certain of its employees to purchase shares of Sapiens Decision.

e)	Magic:

A summary of employee option activity under the Magic plans as of December 31, 2018 and during the year ended December 31, 2018 are as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at January 1, 2018	309,309	4.38	3.97	1,237
Granted	37,500	-
Exercised	(104,167)	2.99
Forfeited	(21,875)	6.89

Outstanding at December 31, 2018	220,767	3.83	3.81	1,684

Exercisable at December 31, 2018	190,767	4.43	2.92	1,456

The aggregate intrinsic value in the table above represents the total intrinsic value that would have been received by the option holders had all option holders exercised their options on the respective dates. This value would change based on the change in the market value of Magic's ordinary shares. Total intrinsic value of options exercised during the years ended December 31, 2016, 2017 and 2018, was $112, $502 and $617, respectively. As of December 31, 2018, there was no unrecognized compensation cost related to non-vested share-based compensation arrangements granted under Magic's plans.

The options outstanding as of December 31, 2018, have been separated into ranges of exercise price categories, as follows:

Ranges of Exercise price	Options outstanding	Weighted average remaining contractual life	Weighted average exercise price	Options exercisable	Weighted average exercise price of exercisable options
$		(Years)	$		$
0-1	30,000	9.49	-	-	-
2.01-3	66,000	1.26	2.32	66,000	2.32
3.01-4	73,517	2.77	4.00	73,517	4.00
5.01-6	6,250	4.61	6.00	6,250	6.00
8.01-9	45,000	5.35	8.01	45,000	8.01
	220,767	3.81	3.83	190,767	4.43